Taxation - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Net operating loss carried forward	¥ 20,443,839	$ 2,855,842	¥ 17,516,642
Bad debt provision	3,018,366	421,642	3,911,723
Impairment charges	1,065,708	148,871	1,064,406
Lease liability	585,070	81,730	646,850
Less: Valuation allowance	(20,326,848)	(2,839,500)	(18,956,128)	$ (2,648,022)	¥ (12,738,069)
Deferred tax assets, net of valuation allowance	4,786,135	668,585	4,183,493
Net off against deferred tax liabilities	(420,997)	(58,810)	(450,473)
Net deferred tax assets	4,365,138	609,775	3,733,020
Deferred tax liabilities:
Right of use assets	420,997	58,810	450,473
Total deferred tax liabilities	420,997	58,810	450,473
Net off against deferred tax assets	(420,997)	(58,810)	(450,473)
Net deferred tax liabilities